Pension Plans (Details) - Schedule of post-employment benefits - Other post-employment benefit plans [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pension Plans (Details) - Schedule of post-employment benefits [Line Items]
Plan assets	$ 6,819	$ 7,200
Commitments for defined-benefit plans
For active personnel	(6,277)	(6,677)
Incurred by inactive personnel
Minus:
Unrealized actuarial (gain) losses
Balances at year end	$ 542	$ 523